Employee Benefits - Summary of Expenses for Bank's Defined Contribution Plans (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	$ 133	$ 129	$ 305	$ 290
Defined contribution pension plans [member]
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	42	41	94	85
Government pension plans [member]
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	$ 91	$ 88	$ 211	$ 205